EQUITY - Changes in Outstanding Shares (Details) - EUR (€) € in Thousands					12 Months Ended
	Mar. 17, 2021	Mar. 16, 2021	Mar. 17, 2020	Mar. 16, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
(Losses)/Gains on remeasurement of defined benefit plans					€ (463)	€ 34	€ (2,078)
FFS
Disclosure of classes of share capital [line items]
(Losses)/Gains on remeasurement of defined benefit plans					€ 83	€ 4	€ (3)
Total
Disclosure of classes of share capital [line items]
Balance at January 1, (in shares)					248,094,812	248,630,244
Balance at December 31, (in shares)					247,188,318	248,094,812	248,630,244
Common Shares
Disclosure of classes of share capital [line items]
Balance at January 1, (in shares)					184,747,890	185,283,323
Shares assigned (repurchased) and other changes (in shares)					(1,167,592)	(819,483)
Balance at December 31, (in shares)					183,843,396	184,747,890	185,283,323
Special Voting Shares
Disclosure of classes of share capital [line items]
Balance at January 1, (in shares)					63,346,922	63,346,921
Shares assigned (repurchased) and other changes (in shares)					(2,000)	1
Balance at December 31, (in shares)					63,344,922	63,346,922	63,346,921
PSU and RSU Awards Under Equity Incentive Plan | Common Shares
Disclosure of classes of share capital [line items]
Shares assigned (repurchased) and other changes (in shares)					263,098	284,050
Share Repurchase Program | Common Shares
Disclosure of classes of share capital [line items]
Consideration paid to repurchase shares					€ 231,024	€ 119,771
2017 Equity Incentive Plan | Common Shares
Disclosure of classes of share capital [line items]
Shares assigned (repurchased) and other changes (in shares)	(93,473)	356,571	(82,149)	366,199
Consideration paid to repurchase shares	€ 15,432		€ 10,022